Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 12.3%
Entertainment 2.1%
Activision Blizzard, Inc.	53,845	4,910,126
Netflix, Inc.(a)	1,377	707,048
Take-Two Interactive Software, Inc.(a)	4,000	701,520
Total		6,318,694
Interactive Media & Services 10.1%
Alphabet, Inc., Class A(a)	6,348	14,940,018
Facebook, Inc., Class A(a)	47,570	15,464,055
Total		30,404,073
Media 0.1%
Nexstar Media Group, Inc., Class A	2,600	383,266
Total Communication Services		37,106,033
Consumer Discretionary 16.2%
Automobiles 1.8%
Tesla Motors, Inc.(a)	7,697	5,460,560
Diversified Consumer Services 1.2%
H&R Block, Inc.	161,300	3,590,538
Household Durables 0.6%
NVR, Inc.(a)	169	848,059
Tempur Sealy International, Inc.	26,800	1,022,152
Total		1,870,211
Internet & Direct Marketing Retail 6.9%
Amazon.com, Inc.(a)	4,364	15,131,821
Etsy, Inc.(a)	19,433	3,863,086
Wayfair, Inc., Class A(a)	6,750	1,995,097
Total		20,990,004
Specialty Retail 5.7%
Best Buy Co., Inc.	42,805	4,976,938
Home Depot, Inc. (The)	6,933	2,244,004
Lowe’s Companies, Inc.	31,889	6,258,216
Williams-Sonoma, Inc.	21,300	3,636,975
Total		17,116,133
Total Consumer Discretionary		49,027,446
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.4%
Household Products 1.5%
Procter & Gamble Co. (The)	33,234	4,434,080
Personal Products 1.1%
Herbalife Nutrition Ltd.(a)	73,843	3,379,794
Tobacco 1.8%
Altria Group, Inc.	117,122	5,592,576
Total Consumer Staples		13,406,450
Financials 2.2%
Capital Markets 1.7%
T. Rowe Price Group, Inc.	29,252	5,241,958
Consumer Finance 0.5%
SLM Corp.	80,000	1,572,800
Total Financials		6,814,758
Health Care 13.7%
Biotechnology 3.3%
AbbVie, Inc.	32,613	3,636,349
ACADIA Pharmaceuticals, Inc.(a)	13,519	277,951
Biogen, Inc.(a)	752	201,032
BioMarin Pharmaceutical, Inc.(a)	16,111	1,255,369
Exact Sciences Corp.(a)	7,675	1,011,719
Iovance Biotherapeutics, Inc.(a)	8,463	266,077
Novavax, Inc.(a)	3,041	720,504
Sage Therapeutics, Inc.(a)	8,206	646,305
Vertex Pharmaceuticals, Inc.(a)	8,882	1,938,052
Total		9,953,358
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	20,876	2,506,790
Hill-Rom Holdings, Inc.	41,500	4,574,130
Total		7,080,920
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	45,007	2,715,722
HCA Healthcare, Inc.	15,124	3,040,832
McKesson Corp.	10,700	2,006,892
Molina Healthcare, Inc.(a)	3,650	931,115
Total		8,694,561
Columbia Disciplined Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.6%
Avantor, Inc.(a)	159,926	5,124,029
IQVIA Holdings, Inc.(a)	11,250	2,640,262
Total		7,764,291
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	85,089	5,311,255
Merck & Co., Inc.	33,789	2,517,281
Total		7,828,536
Total Health Care		41,321,666
Industrials 4.8%
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	1,931	187,462
United Parcel Service, Inc., Class B	7,300	1,488,178
Total		1,675,640
Construction & Engineering 1.3%
Quanta Services, Inc.	42,142	4,072,603
Industrial Conglomerates 0.4%
3M Co.	6,109	1,204,328
Machinery 1.0%
Toro Co. (The)	25,100	2,876,460
Professional Services 1.5%
CoreLogic, Inc.	57,540	4,585,938
Total Industrials		14,414,969
Information Technology 44.0%
Communications Equipment 0.2%
Arista Networks, Inc.(a)	2,257	711,339
IT Services 7.0%
Accenture PLC, Class A	26,600	7,713,202
MasterCard, Inc., Class A	11,902	4,547,278
VeriSign, Inc.(a)	24,222	5,299,047
Visa, Inc., Class A	2,781	649,530
WEX, Inc.(a)	14,856	3,048,600
Total		21,257,657
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc.(a)	76,700	6,260,254
Applied Materials, Inc.	44,721	5,934,924
Broadcom, Inc.	7,526	3,433,361
Lam Research Corp.	700	434,315
NVIDIA Corp.	3,392	2,036,489
Total		18,099,343
Software 19.4%
Adobe, Inc.(a)	17,330	8,809,532
Autodesk, Inc.(a)	19,342	5,646,123
Cadence Design Systems, Inc.(a)	40,312	5,311,912
Fortinet, Inc.(a)	29,754	6,076,660
Microsoft Corp.	109,809	27,691,634
ServiceNow, Inc.(a)	4,225	2,139,413
Zoom Video Communications, Inc., Class A(a)	9,231	2,949,951
Total		58,625,225
Technology Hardware, Storage & Peripherals 11.4%
Apple, Inc.(b)	261,622	34,392,828
Total Information Technology		133,086,392
Materials 0.5%
Chemicals 0.4%
Scotts Miracle-Gro Co. (The), Class A	4,964	1,147,478
Containers & Packaging 0.1%
Graphic Packaging Holding Co.	18,500	343,175
Total Materials		1,490,653
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Iron Mountain, Inc.	10,500	421,260
Public Storage	7,250	2,038,410
Simon Property Group, Inc.	15,400	1,874,796
Total		4,334,466
Total Real Estate		4,334,466
Total Common Stocks (Cost $166,633,811)		301,002,833

2	Columbia Disciplined Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2021 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(c),(d)	1,439,116	1,438,972
Total Money Market Funds (Cost $1,438,796)		1,438,972
Total Investments in Securities (Cost: $168,072,607)		302,441,805
Other Assets & Liabilities, Net		32,692
Net Assets		302,474,497
At April 30, 2021, securities and/or cash totaling $243,201 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	9	06/2021	USD	1,878,480	111,105	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	3,203,526	42,076,132	(43,840,408)	(278)	1,438,972	(662)	3,974	1,439,116
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT178_07_L01_(06/21)